Employee benefits - Target asset allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	4.10%
Company's capital stock and debit instruments included in plan assets	$ 11	$ 8
Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	21.00%
Fixed income
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	59.00%
Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	12.00%
Other
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	8.00%